SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements.  These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements.

Principles of Consolidation and Non-Controlling Interest

Principles of Consolidation and Non-Controlling Interest

The consolidated financial statements include the accounts of the Company and its subsidiary, Empire Technologies, LLC (“Empire”).  All significant inter-company accounts and transactions have been eliminated. In October 2010, the Company formed Empire as part of a joint venture with LVS Health Innovations, Inc. (“LVS”) whereby the Company owned 50% of Empire. Empire is considered a variable interest entity as defined by ASC 805-10 “Business Combinations” and the primary beneficiary of Empire as defined by ASC 805-10 and therefore consolidates the accounts of Empire for the year ending December 31, 2011. On April 30, 2012, LVS agreed to sell its 50% membership interest in Empire to the Company for consideration of $10 and the sum of previous LVS capital contributions paid in cash to Empire. The non-controlling interest was then eliminated and Empire is now treated as a 100% owned consolidated subsidiary.

During the year ended December 31, 2012 and 2011, Empire had no activity.  Empire had no assets or liabilities as of December 31, 2012 and December 31, 2011.

The Company acquired 19.5 % of Couponicate for a nominal cost in the year ended December 31, 2012. The entity has no assets or liabilities and has no net income or loss.

Use of Estimates

Use of Estimates

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition

Sales are recognized when revenue is realized or realizable and has been earned. Most revenue transactions represent sales of services. The Company’s policy is to recognize revenue when services are preformed and/or the project is completed.

Under the terms of the Company’s standard agreement for website design and development, revenue is recognized upon completion of the project. Revenue received prior to project completion is recognized as deferred revenue.

Under the terms of the Company’s standard agreement for website hosting, revenue is recognized as services are provided.  Invoices are generated, and revenue is recognized on a monthly basis.

The Company had two major customers generate 81% of its revenue in the fiscal year ended December 31, 2012.

Deferred Revenue

Deferred Revenue

Revenue is recognized when services are performed and/or the project is completed.  Certain contracts contain payment terms of 2-3 installments, which become due upon the completion of various stages of the project or service.

The Company evaluates contracts upon receipt of installment payments to determine if the project and/or service has been completed.  In the event an installment payment is received prior to the full completion of the contracted project or service, it is held as deferred revenue until the completion of the project and/or service.

Certain website hosting contracts are prepared and invoiced on an annual basis.  Any funds received for hosting services not provided yet are held in deferred revenue, and are recorded as revenue is earned.

Fiscal Year End	Fiscal Year End The Company has a fiscal year ending on December 31.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.
Marketable Securities

Marketable Securities

Marketable securities are classified as trading and consist of common stock holdings of publicly traded companies.  These securities are marked to market at the end of each reporting period based on the closing price of the security at each balance sheet date.  Changes in fair value are recorded as unrealized gains or losses in the consolidated statement of operations in accordance with ASC 320.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company establishes an allowance for bad debts through a review of several factors including historical collection experience, current aging status of the customer accounts, and financial condition of our customers. The Company does not generally require collateral for its accounts receivable. There was an allowance for doubtful accounts of $102,000 and $102,000 as of December 31, 2012 and 2011, respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repairs and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of the Company’s property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 5 to 7 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets, including intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset.

Due to the Company’s recurring losses, its patents were evaluated for impairment and it was determined that future cash flows were insufficient for recoverability of the asset. The Company recognized impairment losses of $0 and $147,908 during the years ended December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

The Company has net operating loss carryforwards available to reduce future taxable income. Future tax benefits for these net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that the Company will not realize a future tax benefit, a valuation allowance is established.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing net income, or loss, by the weighted average number of shares of common stock outstanding for the period.  Diluted earnings (loss) per share and basic earnings (loss) per share are not included in the net loss per share computation until the Company has Net Income. Diluted loss per share including the dilutive effects of common stock equivalents on an “as if converted” basis would reduce the loss per share and thereby contradicting application of conservative accounting principles.

Financial Instruments

Financial Instruments

The carrying amount of our financial instruments, consisting of cash equivalents, short-term investments, account and notes receivable, accounts and notes payable, short-term borrowings and certain other liabilities, approximate their fair value due to their relatively short maturities. The carrying amount of our long-term debt approximates fair value since the stated rate of interest approximates a market rate of interest.

Fair Value Measurements

Fair Value Measurements

Fair value is an estimate of the exit price, representing the amount that would be received to, sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction cost. Fair value measurement under generally accepted accounting principles provides for use of a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2:

Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company.

Level 3:	Unobservable inputs reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. The Company uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 and Level 2 assets or liabilities.

The following are the Company’s marketable securities as of December 31, 2012 and 2011:

	Fair Value	Fair Value Hierarchy
Marketable securities, December 31, 2012	$30,000	Level 1
Marketable securities, December 31, 2011	$18,000	Level 1

New Accounting Standards

New Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.